Other Income and Expenses Recognized in Statement of Profit and Loss - Summary of Finance Costs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Profit or loss [abstract]
Bank term loans	¥ 76,721	$ 10,828	¥ 71,513	¥ 53,888
Bills discounting	47,212	6,664	36,826	42,179
Bank charges	4,945	698	4,749	4,367
Interest on finance lease				5
Interest on lease liabilities (Note 19)	2,918	412
Finance costs	¥ 131,796	$ 18,602	¥ 113,088	¥ 100,439